Commitments and Contingencies - Summary of Future Commitments (Details) - Samsung BioLogics Co., Ltd. ("Samsung") $ in Thousands	May 31, 2023 USD ($)
Fiscal Year
2024	$ 156,388
2025	76,400
Total	$ 232,788